FINANCIAL INCOME AND EXPENSES (Tables)	12 Months Ended
Dec. 31, 2024
Financial Income And Expenses [Abstract]
Disclosure Of Finance Cost and Finance Income

	December 31
	2024	2023	2022
	CHF in millions
Finance expenses:
Interest expense	(432.9)	(431.1)	(338.5)
Losses on debt modification and extinguishment	(4.0)	(0.1)	—
Realized and unrealized losses on derivative instruments	—	(524.5)	—
Foreign currency transaction losses	(295.2)	—	—
Gains (losses) due to changes in fair values of certain investments and debt, net	(6.1)	—	—
Other expense, net	(4.4)	(1.5)	(1.7)
Total	(742.6)	(957.2)	(340.2)
Finance income:
Interest income	8.1	3.0	1.5
Realized and unrealized gains on derivative instruments	249.6	—	348.4
Foreign currency transaction gains	—	568.6	2.8
Gains (losses) due to changes in fair values of certain investments and debt, net	—	3.1	104.0
Total	257.7	574.7	456.7